Note Goodwill and other intangible assets (Carrying amount of goodwill by reportable segments) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Beginning Balance	$ 627,294	$ 627,294
Goodwill on acquisition	60,242
Purchase accounting adjustments	(16,414)
Goodwill impairment charge	0	0	$ (3,801)
Ending Balance	671,122	627,294	627,294
Banco Popular de Puerto Rico
Goodwill
Beginning Balance	276,420	276,420
Goodwill on acquisition	60,242
Purchase accounting adjustments	(16,414)
Goodwill impairment charge	0
Ending Balance	320,248	276,420	276,420
PB
Goodwill
Beginning Balance	350,874	350,874
Goodwill on acquisition	0
Purchase accounting adjustments	0
Goodwill impairment charge	0
Ending Balance	$ 350,874	$ 350,874	$ 350,874